First Quarter Report
November 30, 2022 (Unaudited)
Overseas SMA Completion Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Overseas SMA Completion Portfolio, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.7%
Issuer	Shares	Value ($)
Australia 4.2%
Northern Star Resources Ltd.	30,172	220,912
Canada 3.1%
Alimentation Couche-Tard, Inc.	3,548	161,634
China 2.1%
Guangdong Investment Ltd.	116,000	106,960
France 4.4%
Eiffage SA	2,310	227,452
Germany 3.6%
Aroundtown SA	12,050	29,209
Duerr AG	4,729	160,641
Total		189,850
Greece 1.8%
Piraeus Financial Holdings SA(a)	62,335	92,833
Ireland 3.7%
Amarin Corp. PLC, ADR(a)	1,059	1,218
Bank of Ireland Group PLC	23,085	191,422
Total		192,640
Israel 2.7%
Bezeq Israeli Telecommunication Corp., Ltd.	76,458	142,207
Japan 21.6%
BayCurrent Consulting, Inc.	3,700	122,969
Dai-ichi Life Holdings, Inc.	9,900	183,627
Daiwabo Holdings Co., Ltd.	12,600	201,025
Invincible Investment Corp.	173	60,167
Kinden Corp.	7,200	77,350
MatsukiyoCocokara & Co.	6,500	271,563
Ship Healthcare Holdings, Inc.	7,800	158,381
Takuma Co., Ltd.	5,100	47,664
Total		1,122,746
Netherlands 6.0%
ASR Nederland NV	6,824	312,326
Norway 2.5%
Leroy Seafood Group ASA	26,922	131,390
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 8.2%
BW LPG Ltd.	13,676	121,949
Venture Corp., Ltd.	23,700	304,291
Total		426,240
South Korea 2.5%
Hyundai Home Shopping Network Corp.	771	29,242
Youngone Corp.	2,768	100,858
Total		130,100
Spain 5.4%
ACS Actividades de Construccion y Servicios SA	3,766	106,888
Endesa SA	7,845	145,170
Tecnicas Reunidas SA(a)	3,197	30,386
Total		282,444
Sweden 1.9%
Samhallsbyggnadsbolaget i Norden AB	27,684	50,646
Stillfront Group AB(a)	29,733	46,434
Total		97,080
Taiwan 3.6%
Fubon Financial Holding Co., Ltd.	93,195	185,106
United Kingdom 13.7%
BT Group PLC	97,551	143,547
Crest Nicholson Holdings PLC	9,214	25,504
DCC PLC	3,595	191,442
John Wood Group PLC(a)	14,349	22,621
Just Group PLC	158,424	142,723
TP Icap Group PLC	87,247	184,020
Total		709,857
United States 4.7%
Diversified Energy Co. PLC	142,644	217,997
Insmed, Inc.(a)	1,170	21,633
Quotient Ltd.(a)	44	33
Sage Therapeutics, Inc.(a)	141	5,787
Total		245,450
Total Common Stocks (Cost $5,104,666)		4,977,227

2	Overseas SMA Completion Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Overseas SMA Completion Portfolio, November 30, 2022 (Unaudited)
Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(b),(c)	198,432	198,352
Total Money Market Funds (Cost $198,338)		198,352
Total Investments in Securities (Cost $5,303,004)		5,175,579
Other Assets & Liabilities, Net		23,527
Net Assets		$5,199,106
At November 30, 2022, securities and/or cash totaling $11,351 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	2	12/2022	USD	197,980	18,465	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	223,418	406,556	(431,636)	14	198,352	1	1,529	198,432
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Overseas SMA Completion Portfolio | First Quarter Report 2022	3

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1QT307_08_N01_(01/23)